LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet Information

Supplemental balance sheet information related to operating and finance leases as of March 31, 2022 was as follows:

Leases	Balance Sheet Classification	March 31, 2022
Assets
Operating lease assets	Operating right-of-use assets	$10,520
Finance lease assets	Property and equipment, net	157
Total lease assets		$10,677

Liabilities
Current:
Operating lease liabilities	Operating lease liabilities, current	$3,270
Finance	Other current liabilities	74
Noncurrent:
Operating lease liabilities	Operating lease liabilities, noncurrent	7,703
Finance	Other long-term liabilities	85
Total lease liabilities		$11,132

Schedule of Lease Expense

The components of lease cost for the three months ended March 31, 2022 were as follows:

Lease Cost	Statements of Operations Classification	March 31, 2022
Finance lease cost:
Amortization of right-of-use assets	General and administrative expense	$25
Interest on lease liabilities	General and administrative expense	4
Total finance lease cost		$29
Operating lease cost	General and administrative expense	1,088
Variable lease cost	General and administrative expense	35
Total lease cost		$1,152

Schedule of Maturing Lease Commitments for Finance Leases

The following represents a schedule of maturing lease commitments for operating and finance leases as of March 31, 2022:

	March 31, 2022
	Operating	Finance
Maturity of lease liabilities
2022 (remaining nine months)	$3,398	$64
2023	2,922	77
2024	1,742	34
2025	1,771	—
2026	1,707	—
thereafter	2,926	—
Total future minimum lease payments	$14,466	$175
Less: interest	(3,492)	(16)
Present value of lease liabilities	$10,974	$159

Schedule of Maturing Lease Commitments for Operating Leases

Other supplemental cash flow information for the three months ended March 31, 2022 was as follows:

March 31, 2022
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used for operating leases	$1,078
Operating cash used for finance leases	23
Financing cash used for finance leases	18
Total	$1,119

Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum lease payments under non-cancelable operating leases as of December 31, 2021 under ASC 840 were as follows:

December 31, 2021
2022	$4,478
2023	2,920
2024	1,742
2025	1,769
2026	1,711
thereafter	2,921
Total future minimum lease payments	$15,541

Year	Lease Obligation
2022	$4,478,016
2023	2,919,511
2024	1,742,148
2025	1,768,962
2026	1,710,581
Thereafter	2,921,321
Total	$15,540,539